SHARE WARRANT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Fair Value Assumptions
The fair value of the Warrant was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	June 30, 2023	December 31, 2022

Exercise price ($)	5.66	5.66
Share price ($)	1.85	2.24
Volatility (%)	47%	43%
Risk-free interest rate (%)	3.68%	3.38%
Expected warrant life (years)	5.00	5.50
The fair value of the public warrants was determined using their market trading price as follows:

	June 30, 2023	December 31, 2022
Warrant price ($)	0.19	0.45
The fair value of the 2022 Warrants was determined using their market trading price as follows:

	June 30, 2023	December 31, 2022
Warrant price ($)	0.50	0.70

Explanation of Significant Changes in Contract Assets and Share Warrant Obligation
The Group has recognized the following contract asset and share warrant obligation:

	June 30, 2023	December 31, 2022
	$	$
Contract asset
Beginning Balance	13,211,006	14,113,415
Foreign currency translation adjustment	303,335	(902,409)
Ending Balance	13,514,341	13,211,006

Share warrant obligation
Beginning Balance	2,172,269	30,871,444
Fair value adjustment	(648,632)	(28,281,579)
Foreign currency translation adjustment	28,540	(417,596)
Ending Balance	1,552,177	2,172,269

Disclosure of Fair Value of Private Warrants
The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	June 30, 2023	December 31, 2022

Exercise price ($)	11.50	11.50
Share price ($)	1.85	2.24
Volatility (%)	50%	50%
Risk-free interest rate (%)	4.27%	3.68%
Expected warrant life (years)	2.83	3.33
The fair value of the warrant on the date of issuance was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	January 17, 2023	December 16, 2022

Exercise price ($)	2.80	2.80
Share price ($)	2.49	2.54
Volatility (%)	45%	44%
Risk-free interest rate (%)	2.95%	3.07%
Expected warrant life (years)	5.00	5.00
8 - SHARE WARRANT OBLIGATIONS (CONTINUED)
8.3 Warrants issued as part of the December 2022 Offering (continued)

Disclosure of Warrant Obligations
The Group has recognized the following warrant obligations:

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2023	7,075,767	914,881	7,990,648
Fair value adjustment	(4,756,625)	(624,995)	(5,381,620)
Foreign currency translation adjustment	93,598	9,678	103,276
Balance at June 30, 2023	2,412,740	299,564	2,712,304
8 - SHARE WARRANT OBLIGATIONS (CONTINUED)
8.2 Warrants issued as part of the business combination transaction (continued)

	Public warrants	Private warrants	Total
	$	$	$
Beginning balance at January 1, 2022	42,961,675	32,392,815	75,354,490
Fair value adjustment	(35,011,131)	(31,200,119)	(66,211,250)
Exercised	(348)	—	(348)
Foreign currency translation adjustment	(874,429)	(277,815)	(1,152,244)
Balance at December 31, 2022	7,075,767	914,881	7,990,648
The Group has recognized the following warrant obligation:

	June 30, 2023	December 31, 2022
	$	$
Beginning balance	13,080,646	19,913,196
Additions	2,907,226	—
Fair value adjustment	(5,701,069)	(6,975,357)
Foreign currency translation adjustment	142,916	142,807
Ending balance	10,429,719	13,080,646